Note 11 - Stock Incentive Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of December 31, 2013 and as of March 31, 2014	21,034	$366.24

	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2013	22,106	$365.75
Granted and issued shares	20,000	$10.64
Granted and non issued shares	7,142	$11.20
Vested	(28,214)	$23.87
As of December 31, 2013	21,034	$366.24

Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock-based compensation is expensed)
December 21, 2009	4,285	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	7,142	CEO	on the grant date
October 29, 2010	3,571	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	7,138	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	7,142	CEO	on the grant date
December 1, 2011	7,142	CEO	on the grant date
February 12, 2013	7,142	CEO	on the grant date
September 26, 2013	7,142	Officer	on the grant date
September 26, 2013	5,714	Officer	on the grant date
December 18, 2013	7,142	CEO	on the grant date